Consolidated Statements of Income - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenues	$ 3,032,883	$ 2,577,384
Operating costs and expenses
Cost of revenues	2,177,379	1,851,574
Selling, general and administrative	503,533	445,242
Restructuring costs	22,790	27,487
Stock-based compensation	13,790	30,592
Earnings from operations	315,391	222,489
Net finance costs	68,704	62,718
Income before income taxes	246,687	159,771
Income tax expense	52,506	32,070
Net income	194,181	127,701
Attributable to
Shareholders	193,735	127,433
Non-controlling interests	446	268
Net income	$ 194,181	$ 127,701
Earnings per share attributable to shareholders
Basic (in dollars per share)	$ 1.98	$ 1.39
Diluted (in dollars per share)	$ 1.97	$ 1.38